Contract Liabilities (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total contract liabilities	$ 171,876	$ 178,533	$ 0
Non-current contract liabilities	(42,612)	(46,736)	0
Current contract liabilities	129,264	131,797	0
Deposit on product
Total contract liabilities	82,950	92,950	0
Service agreement
Total contract liabilities	53,787	57,365	0
Other
Total contract liabilities	$ 35,139	$ 28,218	$ 0